Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 124,083	$ 668,089
Other receivable		41,250
Due from Sponsor	4,466	4,466
Short-term prepaid insurance	90,250	90,250
Prepaid expenses	70,982	16,112
Total current assets	289,781	820,167
Long-term prepaid insurance	7,521	52,646
Marketable securities held in Trust Account	240,134,175	235,193,585
Total Assets	240,431,477	236,066,398
Current Liabilities
Accrued expenses	2,475,553	458,624
Total current liabilities	2,475,553	458,624
Forward purchase agreement liability	1,057,124
Deferred underwriting fee	10,720,000	10,720,000
Total Liabilities	14,252,677	11,178,624
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption	240,134,175	235,193,585
Shareholders’ Deficit
Preference shares
Additional paid-in capital
Accumulated deficit	(13,955,950)	(10,306,386)
Total Shareholders’ Deficit	(13,955,375)	(10,305,811)
Total Liabilities and Shareholders’ Deficit	240,431,477	236,066,398
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	$ 575	$ 575